Commitments and Contingencies	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(10) Commitments and Contingencies

The Company leases certain of its facilities and equipment under various noncancelable operating leases expiring through 2023. The leases on the facilities contains provisions for future rent increases. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is included in other current liabilities and other non-current liabilities in the accompanying condensed consolidated balance sheets as of May 31, 2015, and August 31, 2014.

In connection with one of its facilities leases, the Company received a reimbursement for leasehold improvements of $270. This reimbursement is a lease incentive which has been recognized as a liability in deferred rent and is being amortized to rent expense on a straight-line basis over the lease term. Total rental expense recognized was $166 and $111 for the three months ended May 31, 2015 and 2014, respectively and $422 and $283 for the nine months ended May 31, 2015 and 2014.

Future minimum payments under noncancelable operating leases as of May 31, 2015 are as follows:

Operating Leases
Remaining three months of fiscal year 2015	$178
2016	682
2017	643
2018	618
2019	682
Total minimum lease payments	$2,803

(12) Commitments and Contingencies

The Company leases certain of its facilities and equipment under various noncancelable operating leases expiring through 2023. The leases on the facilities contains provisions for future rent increases. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying consolidated balance sheets as of August 31, 2014 and 2013.

In connection with one of its facilities leases, the Company received a reimbursement for leasehold improvements of $270. This reimbursement is a lease incentive which has been recognized as a liability in deferred rent and is being amortized to rent expense on a straight-line basis over the lease term. Total rental expense recognized during each period was $440, $500 and $519 for 2014, 2013 and 2012, respectively.

Future minimum payments under noncancelable operating leases as of August 31, 2014 are as follows:

Operating
leases
2015	$689
2016	674
2017	616
2018	560
2019	624
Total minimum lease payments	$3,163